As filed with the Securities and Exchange Commission on November 25, 1998 Registration Nos. 333-14449 and 811-07599


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           POST-EFFECTIVE AMENDMENT NO. 3
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 6


                           DOMINI INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                     11 West 25th Street, New York, NY 10010
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                  212-352-9200

                                  Amy L. Domini
                          Domini Social Investments LLC
                               11 West 25th Street
                               New York, NY 10010
                    (Name and Address of Agent for Service)

                                    Copy to:

                              Roger P. Joseph, Esq.
        Bingham Dana LLP, 150 Federal Street, Boston, MA 02110

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 27, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



         Registrant has registered an indefinite number of its shares of beneficial interest (par value $0.01 per share) pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its series, Domini Institutional Social Equity Fund (for its fiscal year ending July 31, 1998), on September 29, 1998.


Domini Social Index Portfolio has also executed this Registration Statement.

                     DOMINI INSTITUTIONAL SOCIAL EQUITY FUND
                              CROSS REFERENCE SHEET
                            (As required by Rule 495)


--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Item Number                                                                       Statement of Additional
Form N-1A, Part A                 Prospectus Caption                              Information Caption
--------------------------------------------------------------------------------------------------------------------------
1                                Front Cover Page                                                    *
--------------------------------------------------------------------------------------------------------------------------
2                                Expense Summary                                                     *
--------------------------------------------------------------------------------------------------------------------------
3                                Financial Highlights;                            Performance Information
                                 Performance Information
--------------------------------------------------------------------------------------------------------------------------
4                                Front Cover Page; Investment in the Fund;                           *
                                 Investment Objective and Policies
--------------------------------------------------------------------------------------------------------------------------
5                                The Fund; Management -  Manager,                                    *
                                 Submanager, Sponsor; Transfer Agent
                                 and Custodian; Other Information
                                 Concerning Shares of the Fund-
                                 Expenses; Back Cover Page
--------------------------------------------------------------------------------------------------------------------------
5A                                Not Applicable                                                     *
--------------------------------------------------------------------------------------------------------------------------
6                                Special Information Concerning the               Description of Shares, Voting Rights
                                 Master-Feeder Investment Fund Structure;         and Liabilities
                                 Other Information Concerning
                                 Shares of the Fund-Description
                                 of Shares, Voting Rights and
                                 Liabilities; Management-Transfer
                                 Agent and Custodian; Other
                                 Information Concerning Shares
                                 of the Fund-Dividends and
                                 Capital Gains Distributions;
                                 Tax Matters
--------------------------------------------------------------------------------------------------------------------------
7                                Purchases and Redemptions of                                        *
                                 Shares-Purchases; Other
                                 Information Concerning Shares
                                 of the Fund-Net Asset Value,
                                 Management-Distributor; Transfer
                                 Agent and Custodian
--------------------------------------------------------------------------------------------------------------------------
8                                Purchases and Redemptions of                                        *
                                 Shares-Redemptions
--------------------------------------------------------------------------------------------------------------------------
9                                Not Applicable                                                      *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Item Number                                                                       Statement of Additional
Form N-1A, Part B                Prospectus Caption                               Information Caption
--------------------------------------------------------------------------------------------------------------------------
10                                                      *                         Front Cover Page
--------------------------------------------------------------------------------------------------------------------------
11                                                      *                         Front Cover Page
--------------------------------------------------------------------------------------------------------------------------
12                                                      *                         The Fund
--------------------------------------------------------------------------------------------------------------------------
13                               Investment Objective and                         Investment  Objective,
                                 Policies                                         Policies and Restrictions
--------------------------------------------------------------------------------------------------------------------------
14                                                      *                         Management of the Trust
                                                                                  and the
                                                                                  Portfolio-Trustees of the Trust and
                                                                                  the Portfolio, Officers
--------------------------------------------------------------------------------------------------------------------------
15                                                      *                         Management of the Trust
                                                                                  and the
                                                                                  Portfolio-Trustees of the Trust and
                                                                                  the Portfolio, Officers
--------------------------------------------------------------------------------------------------------------------------
16                               Other Information Concerning                                        *
                                 Shares of the Fund-Expenses
                                 Management of the Trust                          Management of the Trust and the
                                 and the Portfolio-Sponsor                        Portfolio-Manager and Submanager,
                                                                                  Sponsor

                                 Purchases and Redemptions of                     Management of the Trust
                                 Shares-Distribution                              and the
                                 Agreement                                        Portfolio-Distributor

                                 Management-Transfer                              Management of the Trust
                                 Agent and Custodian;                             and Portfolio;
                                 Back Cover Page                                  Independent Auditors;
                                 Page                                             Back Cover Page

                                                        *                         Management of the Trust
                                                                                  and the
                                                                                  Portfolio-Distributor
--------------------------------------------------------------------------------------------------------------------------
17                                                      *                         Portfolio Transactions
                                                                                  and Brokerage Commissions
--------------------------------------------------------------------------------------------------------------------------
18                               Other Information Concerning                     Description of Shares,
                                 Shares of the Fund-Description                   Voting Rights and
                                 of Shares, Voting Rights and                     Liabilities
                                 Liabilities

--------------------------------------------------------------------------------------------------------------------------
19                               Purchases and Redemptions of                     Management of the Trust
                                 Shares; Other Information                        and the
                                 Concerning Shares of the                         Portfolio-Transfer Agent,
                                 Fund-Net Asset Value                             Custodian
--------------------------------------------------------------------------------------------------------------------------
20                               Tax Matters                                      Taxation
--------------------------------------------------------------------------------------------------------------------------
21                                                      *                         Management of the Trust
                                                                                  and the
                                                                                  Portfolio-Distributor
--------------------------------------------------------------------------------------------------------------------------
22                               Performance Information                          Performance Information
--------------------------------------------------------------------------------------------------------------------------
23                                                      *                         Financial Statements
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


Form N-1A, Part C

Information required to be included in Part C is set forth under the appropriately numbered item in Part C of this registration statement.

                                                                      PROSPECTUS

                                                               November 27, 1998


DOMINI INSTITUTIONAL SOCIAL EQUITY FUND


     The investment objective of the Domini Institutional Social Equity Fund (the "Fund") is to provide its shareholders with long-term total return which corresponds to the total return performance of the Domini 400 Social Index-SM- (the "Domini Social Index"), an index comprised of stocks selected according to social criteria. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio invests in the common stocks included in the Domini Social Index. There can, of course, be no assurance that the Fund will achieve its investment objective.


TABLE OF CONTENTS
Investment in the Fund
The Fund
Expense Summary
Financial Highlights
Performance Information
Investment Objective and Policies
Management
Purchases and Redemptions of Shares
Tax Matters
Other Information Concerning Shares of the Fund

             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
              SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
             ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                           CONTRARY IS A CRIMINAL OFFENSE.


     The manager of the Portfolio is Domini Social Investments LLC. The investment submanager of the Portfolio is Mellon Equity Associates. The sponsor of the Fund is Domini Social Investments LLC and the distributor of the Fund is Signature Broker-Dealer Services, Inc. (the "Distributor").


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK,AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION OR ANY OTHER FEDERAL, STATE OR OTHER   GOVERNMENTAL
AGENCY.

     "Domini" and "Domini 400 Social Index" are service marks of Kinder, Lydenberg, Domini & Co., Inc.



     This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Fund has filed with the Securities and Exchange Commission("SEC") a Statement of Additional Information("SAI"), dated November 27, 1998 as amended from time to time, which contains more detailed information about the Fund and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the distributor (see back cover for address and phone number).


     THE SEC MAINTAINS A WEB SITE (HTTP.//WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE FUND AND THE PORTFOLIO.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO. THE FUND INVESTS IN THE PORTFOLIO THROUGH A MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER INVESTMENT FUND STRUCTURE" HEREIN.


      INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               INVESTMENT IN THE FUND

     The Fund seeks to provide its shareholders with long-term total return which corresponds to the total return performance of the Domini Social Index, an index comprised of stocks selected according to social criteria. The Fund may be appropriate, therefore, for investors who are willing to ride out stock market fluctuations in pursuit of long-term returns. Because the Fund seeks to track, rather than exceed, the performance of a particular index, the Fund is not managed in the same way as other mutual funds. In particular, the manager generally does not judge the merits of any particular stock as an investment. Therefore, investors should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.



     The value of an investment in the Fund varies from day to day, generally reflecting changes in the financial condition of the companies in which the Portfolio invests, general market conditions and political and economic factors. Stock prices can fluctuate dramatically in response to these and other factors or speculation about these factors. Over the long term, stocks have generally shown greater growth potential than other types of securities. However, when you sell your Fund shares, they may be worth more or less than what you paid for them. Like any mutual fund, you may lose money if you invest in the Fund.



     Potential investors should note that because the Portfolio seeks to be fully invested in the stocks comprising the Domini Social Index, the Fund is not a balanced investment plan. You should carefully consider your investment objectives and risk tolerance before making a decision to invest in the Fund.


                                       THE FUND

     The Domini Institutional Social Equity Fund is a no-load, diversified, open-end management investment company. The Fund is a series of shares of beneficial interest of Domini Institutional Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts (commonly known as a "Massachusetts business trust") on April 1, 1996.



     Shares of the Fund are sold continuously by  the Fund's  Distributor.
The minimum initial investment is $2,000,000. See "Purchases and Redemptions of Shares" herein.


     Proceeds from the sale of shares of the Fund are invested in the Portfolio which then purchases securities in accordance with its investment objective and policies. Domini Social Investments LLC ("DSIL" or the "Manager") is the Portfolio's manager and provides investment supervisory and administration services to the Portfolio. Mellon Equity Associates ("Mellon Equity" or the "Submanager") is the Portfolio's investment submanager DSIL is also the sponsor ("Sponsor") of the Fund and provides administrative services to the Fund. The Boards of Trustees of the Fund and of the Portfolio provide broad supervision over the affairs of the Fund and of the Portfolio, respectively. The Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are the same as the Independent Trustees of the Portfolio. A majority of the Fund's Trustees are not affiliated with the Manager or the Submanager. For further information about the Trustees of the Fund and the Portfolio, see "Management of the Fund and the Portfolio" in the Statement of Additional Information.



     Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the former investment adviser of the Portfolio and an affiliate of DSIL, determines the composition of the Domini Social Index (which determines the composition of the Portfolio's securities). The following persons are primarily responsible for the development and maintenance of the Domini Social Index: Amy L. Domini, Founder of KLD, since 1988; Steven D. Lydenberg, Director of Research, KLD, since 1990; and Peter D. Kinder, President, KLD, since 1988. The Submanager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. See "Management" herein for more detailed information on the management of the Fund and the Portfolio.


                                   EXPENSE SUMMARY

     The following table provides (i) a summary of estimated expenses relating to purchases and sales of shares of the Fund, and the estimated aggregate annual operating expenses for the Fund (including the Fund's share of Portfolio expenses), as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund.



     The purpose of the expense table is to help investors understand the various costs and expenses that a shareholder will bear directly or indirectly. See "Management" and "Other Information Concerning Shares of the Fund--Expenses" for more information with respect to the expenses of the Fund and the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES. . . . . . . . . . . . . .  None
ANNUAL OPERATING EXPENSES:
     Advisory and Management Fees . . . . . . . . . . . .    0.19%(1)
     12b-1 Fees . . . . . . . . . . . . . . . . . . . . . .  0%
     Other Expenses after Expense Reimbursements
     --Administrative Services and Sponsorship
          Fees. . . . . . . . . . . . . . . . . . . . . . .  0%(2)
     --Other Expenses . . . . . . . . . . . . . . . . . . .  0.11%(3)
                                                            ------
     Total Operating Expenses . . . . . . . . . . . . . . .  0.30%(3)(4)
                                                             ------
                                                             ------



(1) Under the Management Agreement between the Portfolio and DSIL, DSIL's fee for advisory and administrative services to the Portfolio is 0.20% of the average daily net assets of the Portfolio. Currently, DSIL is waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Portfolio (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Portfolio. This fee waiver is voluntary and may be reduced or terminated at any time.



(2) Under the Sponsorship Agreement between DSIL and the Fund, DSIL's fee for administrative and sponsorship services is 0.25% of the average daily net assets of the Fund. Currently, DSIL is waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.30% of the average daily net assets of the Fund. This expense waiver is voluntary and may be reduced or terminated at any time.



(3) DSIL has made a voluntary undertaking to reimburse the Fund for ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) to the extent such ordinary expenses exceed 0.30% of the average daily net assets of the Fund. Without this voluntary undertaking, it is estimated that "Other Expenses" of the Fund would be 0.17% of the average daily net assets of the Fund and "Total Operating Expenses" of the Fund would be 0.36% of the average daily net assets of the Fund, assuming the same level of assets and expenses of the Fund as existed during the fiscal year ended July 31, 1998. This reimbursement undertaking may be reduced or terminated at any time.



(4) Without the fee waivers and reimbursement undertaking described in footnotes (1), (2) and (3) above, it is estimated that the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses) would be 0.61% of the average daily net assets of the Fund assuming the same level of assets and expenses of the Fund as existed during the fiscal year ended July 31, 1998.


EXAMPLE:
A shareholder of the Fund would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of:

          1 year. . . . . . . . . . . . . . . . . .$3
          3 years . . . .  . . . . . . . . . . . . $10
          5 years . . . .  . . . . . . . . . . . . $17
          10 years. . . . .. . . . . . . . . . . . $38




     THE "EXAMPLE" SET FORTH ABOVE IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES AND

RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

     The Trust's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment manager and an investment submanager and invested directly in the types of securities being held by the Portfolio.

                                 FINANCIAL HIGHLIGHTS


     The following selected data for a share outstanding for the indicated periods has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Fund's annual report which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.


     The Fund's Annual Report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the fiscal year ended July 31, 1998, as well as certain related information. A copy of the Annual Report will be made available without charge upon request.

                                                     For the             For the       For the period
                                                    Year ended          year ended   May 30, 1996(1) to
                                                  July 31, 1998       July 31, 1997    July 31, 1996
                                                  -------------       -------------    -------------
For a share outstanding for the Period:
Net asset value, beginning of period. . . . . . .    $14.71                $9.60          $10.00
                                                                          ------         -------
Income (loss) from investment operations:
    Net investment income. . . . . . . . . . . . .     0.15                 0.13            0.02
    Net realized and unrealized gain (loss) on
    investments. . . . . . . . . . . . . . .           3.17                 5.11           (0.41)
                                                                          ------         -------
    Total income (loss) from investment
    operations . . . . . . . . . . . . . . . . . .     3.32                 5.24           (0.39)
                                                                          ------         -------

Less distributions and dividends:
    Dividends to shareholders from net
     investment income . . . . . . . . . . . . . .    (0.13)               (0.13)          (0.01)
    Distributions to shareholders from net
     realized gains. . . . . . . . . . . . . . . .    (0.03)               (0.00)(2)          --
                                                                          ------         -------
Total distributions and dividends. . . . . . . . .    (0.16)               (0.13)          (0.01)
                                                                          ------         -------

Net asset value, end of period . . . . . . . . . .   $17.87               $14.71           $9.60
                                                                          ------         -------
                                                                          ------         -------
Total return . . . . . . . . . . . . . . . . . . .    22.74%                54.9%           (3.9%)
Ratios/Supplemental data:
    Net assets, end of period (000's omitted). . . $116,321              $71,267         $17,972
    Ratio of net investment income to
    average net assets . . . . . . . . . . . . . .     0.96%(3)             1.25%(4)        1.42%(4)(5)

    Ratio of expenses to average net assets. . . .     0.30%(3)             0.33%(4)        0.52%(4)(5)


-------------------------------------

(1) Commencement of operations

(2) Distribution was less than $0.005.

(3) Reflects a waiver of fees and expenses paid by the Sponsor due to limitations set forth in the Sponsorship Agreement. Had the Sponsor not waived their fees and reimbursed expenses, the ratios of expenses and net investment income to average daily net assets for the year ended July 31 1998 would have been 0.61% and 0.65% respectively.



(4) Total expenses include expenses paid by the former administrator or sponsor in excess of expense payment and sponsor fees. Had these expenses not been paid by Signature or KLD, the ratios of expenses and net investment income to average daily net assets for the periods ended July 31, 1997 and 1996 would have been
0.65 and 0.93% , and 0.97% and 1.15%, respectively.



(5) Annualized.


                               PERFORMANCE INFORMATION

     Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Fund may provide period and average annualized "total rates of return" with respect to the Fund. The "total rate of return" refers to the change in the value of an investment in a Fund over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains distributions declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return will be slightly higher than a period total rate of return if the period is shorter than one year, because of the effect of compounding.


     Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods. The table that follows sets forth average annual total return information for the periods indicated:


                                                      7/31/98          9/30/98
                                                      -------          -------
     1 Year: . . . . . . . . . . .                     22.74%           12.10%
     5 Years:. . . . . . . . . . .                     23.07%           19.98%
     Commencement of Investment. .
        in the Portfolio* to date:                     19.03%           17.01%

*Domini Social Index Portfolio commenced operations on June 3, 1991.


     The Fund may provide "yield" quotations with respect to the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any advertisement or communications with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment over the period is assumed to be generated over a 52-week period and is shown as a percentage of investment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.



     From time to time the Fund may also quote fund rankings from various sources, such as Lipper Analytical Services, Inc.and Morningstar, Inc., and may compare the Fund's performance to that of the Domini Social Index and various other unmanaged securities indices, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") and the Dow Jones Industrial Average. "Standard & Poor", "S&P" and "Standard & Poor's 500" are trademarks of McGraw Hill Companies.


See the Statement of Additional Information for further information concerning the calculation of yield and any total rate of return quotations. SINCE THE FUND'S YIELD AND TOTAL RATE OF RETURN QUOTATIONS ARE BASED ON HISTORICAL EARNINGS AND SINCE SUCH YIELD AND RATES OF RETURN FLUCTUATE OVER TIME, SUCH QUOTATIONS SHOULD NOT BE CONSIDERED AS AN INDICATION OR REPRESENTATION OF THE FUTURE PERFORMANCE OF THE FUND.

                          INVESTMENT OBJECTIVE AND POLICIES

     INVESTMENT OBJECTIVE - The investment objective of the Fund is to provide its shareholders with long-term total return (reflecting both dividend and price performance of the Fund) which corresponds to the total return performance of the Domini Social Index (sometimes referred to herein as the "Index"). There can, of course, be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed without approval by the Fund's shareholders.



     INVESTMENT POLICIES - The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the common stocks comprising the Domini Social Index. The Portfolio will approximate the weightings of securities held by the Portfolio to the weightings of the stocks in the Domini Social Index, except as described below, and will seek a correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Domini Social Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation. As of September 30, 1998, the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Domini Social Index was 0.99. To the extent practicable, the Portfolio will attempt to be fully invested. The ability of the Fund to duplicate the performance of the Domini Social Index by investing in the Portfolio will depend to some extent on the size and timing of cash flows into and out of the Fund and the Portfolio as well as the Fund's and the Portfolio's expenses. Adjustments in the securities holdings of the Portfolio to accommodate cash flows will track the Domini Social Index to the extent practicable, but this will result in brokerage expenses.



     SOCIAL CRITERIA - The Domini Social Index was developed and is currently maintained by KLD. The Domini Social Index is a common stock index comprised of the stocks of approximately 400 companies which meet certain social criteria. The weightings of the stocks comprising the Domini Social Index are based upon market capitalization. The criteria, and application thereof, used in developing and maintaining the Domini Social Index involve the subjective judgment of KLD. KLD, based on available data, seeks to exclude the following types of companies: firms that derive more than 2% of their gross revenues from the sale of military weapons; firms that derive any revenue from the manufacture of tobacco products or alcoholic beverages; firms that derive any revenue from gambling enterprises; and firms that have an ownership share in, or operate, nuclear power plants. KLD also considers criteria such as corporate citizenship, employee relations, environmental performance, and product-related issues when evaluating stocks for inclusion in the Domini Social Index. The corporate citizenship criteria include a company's record with regard to its philanthropic activities and its community relations in general. The employee relations criteria include a company's record with regard to labor matters, workplace safety, equal employment opportunity, employee benefit programs, and meaningful participation in company profits either through stock purchase or profit sharing plans. The environmental performance criteria include a company's record with regard to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services. The product-related criteria include a company's record with regard to product safety, marketing practices and commitment to quality.


     The Manager intends to vote proxies of companies included in the Portfolio consistent with the social criteria used in developing and maintaining the Domini Social 400 Index.

     INDEX MANAGEMENT - The Portfolio is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Domini Social 400 Index. Moreover, inclusion of a stock in the Domini 400 Social Index does not imply an opinion by KLD or the Manager as to the merits of that specific stock as an investment. However, KLD and the Manager believe that enterprises which exhibit a social awareness, based on the criteria described above, should be better prepared to meet future societal needs for goods and services and may also be less likely to incur certain legal liabilities that may be incurred when a product or service is determined to be harmful, and that such enterprises should over the longer term be able to provide a positive return to investors.

     In selecting stocks for inclusion in the Domini Social 400 Index:



     1. KLD evaluated, in accordance with the social criteria described above, each of the companies the stocks of which comprise the S&P 500. If a companywhose stock was included in the S&P 500 met KLD's social criteria and met KLD's further criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover, it was included in the Domini 400 Social Index. As of July 31, 1998, of the 500 companies whose stocks comprised the S&P 500, approximately 48% were included in the Domini Social Index.



     2. The remaining stocks comprising the Domini Social Index (i.e., those which are not included in the S&P 500) were selected based upon KLD's evaluation of the social criteria described above, as well as upon KLD's criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the Domini Social Index may vary materially from the industry weightings in other stock indices, including the S&P 500, and certain industry sectors will be excluded altogether.



     The component stocks of the S&P 500 are chosen by Standard & Poor's Corporation ("S&P") solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange common stock population, taken as the assumed model for the composition of the total market. Construction of the S&P 500 by S&P proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500 does not comprise the 500 largest companies listed on the New York Stock Exchange. Not all stocks included in the S&P 500 are listed on the New York Stock Exchange. However, the total market value of the S&P 500 as of July 31, 1998 represented approximately 83% of the aggregate market value of common stocks traded on the New York Stock Exchange.



     Inclusion of a stock in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor of or otherwise affiliated with the Fund or the Portfolio.



     Some of the stocks included in the Domini Social Index may be stocks of foreign issuers (provided that the stocks are traded in the United States in the form of American Depositary Receipts or similar instruments the market for which is denominated in United States dollars). Securities of foreign issuers may represent a greater degree of risk (i.e., as a result of exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.



     The weightings of stocks in the Domini Social Index are based on each stock's relative total market capitalization, (i.e., market price per share times the number of shares outstanding). Because of this weighting, as of July 31, 1998 approximately 45% of the Domini Social Index was comprised of the 20 largest companies in that Index.



     KLD may exclude from the Domini Social Index stocks issued by companies which are in bankruptcy or whose bankruptcy KLD believes may be imminent. KLD may also remove from the Domini Social Index stocks issued by companies which no longer meet their investment criteria.

     The Portfolio intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Domini Social Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Portfolio, and the extent of the correlation of the holdings of the Portfolio with the Domini 400 Social Index, will reflect the Submanager's judgment as to the appropriate balance between the goal of correlating the holdings of the Portfolio with the composition of the Domini Social Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of Fund shares. To the extent practicable, the Portfolio will seek a correlation between the weightings of securities held by the Portfolio to the weightings of the securities in the Domini Social Index and will seek to match, before expenses, a correlation between the performance of the Fund and the performance of the Domini Social Index of 0.95 or better. The Board of Trustees of the Portfolio will receive and review, at least quarterly, a report prepared by the Submanager comparing the performance of the Fund and the Portfolio with that of the Domini Social Index, and comparing the composition and weighting of the Portfolio's holdings with those of the Domini Social Index, and will consider what action, if any, should be taken in the event of a significant variation between the performance of the Fund or the Portfolio, as the case may be, and that of the Domini Social Index, or between the composition and weighting of the Portfolio's securities holdings with those of the stocks comprising the Domini Social Index. If the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Domini Social Index or the correlation between the performance of the Fund, before expenses, and the performance of the Domini Social Index falls below 0.95, the Board of Trustees will review with the Submanager methods for increasing such correlation, such as through adjustments in securities holdings of the Portfolio.



     The Portfolio may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued by agencies or instrumentalities of the United States Government, bankers' acceptances, commercial paper or certificates of deposit, provided that the issuer satisfies certain social criteria. The Portfolio does not currently intend to invest in direct obligations of the United States Government. Short-term debt securities purchased by the Portfolio will be rated at least Prime-1 by Moody's Investors

Service, Inc. or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Portfolio's Board of Trustees. The Portfolio's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks comprising the Domini Social Index and in order to meet anticipated redemption requests. Such investments are not intended to be used for defensive purposes in periods of anticipated market decline.




     The annual portfolio turnover rates of the Portfolio for the fiscal years ended July 31, 1997 and July 31, 1998 were 1% and 5%, respectively. The Portfolio's average brokerage commission rates paid per share for the fiscal years ended July 31, 1997 and July 31, 1998 were $0.05 and $0.04, respectively.



     The Portfolio's primary consideration in placing securities transactions
with broker-dealers is to seek the best price and execution   The Portfolio
may pay higher commission rates than the lowest available when the Manager or Submanager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Neither the Portfolio nor the Fund will engage in brokerage transactions with the Manager, the Submanager or the Sponsor or any of their respective affiliates or any affiliate of the Fund or the Portfolio. For further discussion regarding securities trading by the Portfolio, see the Statement of Additional Information.


     Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Portfolio may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. Such loans would be required to be secured continuously by collateral consisting of securities, cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on three days' notice. During the existence of a loan, the Portfolio would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. The Portfolio may pay finder's and other fees in connection with securities loans. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     Although it has no current intention to do so, the Portfolio may make short sales of securities or maintain a short position, if at all times when a short position is open the Portfolio owns an equal amount of such securities, or securities convertible into such securities.

SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER INVESTMENT FUND STRUCTURE


     Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve the investment objective of the Fund by investing all of the Fund's investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Manager at (212) 352-9200.


     The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See "Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of the Fund and of the Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, respectively. Except as stated otherwise, all investment guidelines, policies and restrictions described herein and in the Statement of Additional Information are non-fundamental.


The Portfolio, in which all of the investable assets of the Fund are invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Trust and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Trust incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.


     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility exists as well for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     The Trust may withdraw the Fund's investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to find a substitute investment company in which to invest the Fund's assets and were unable to secure directly the services of an investment manager and investment submanager, the Trustees will seek to determine the best course of action.

     For more information about the Portfolio's policies, management and expenses see "Investment Objective and Policies", "Management", and "Other Information Concerning Shares of the Fund - Expenses". For information about the Portfolio's investment restrictions see the Statement of Additional Information.

                                    -------------


     As a matter of fundamental policy, the Trust will invest all of the investable assets of the Fund (either directly or through the Portfolio) in one or more of: (i) stocks comprising an index of securities selected applying social criteria, which initially will be the Domini Social Index, (ii) short-term debt securities of issuers which meet social criteria, (iii) cash, and (iv) options on equity securities. This fundamental policy cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this Prospectus, means the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the outstanding shares of the Fund present at a meeting at which holders of more than 50% of the Fund's outstanding shares are represented in person or by proxy). Except for this fundamental policy, investor approval is not required to change the Fund's or the Portfolio's investment objective or any of the investment policies described above.


     The Statement of Additional Information filed with the Securities and Exchange Commission includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Portfolio's and the Fund's investment policies. Certain of the investment restrictions listed in the Statement of Additional Information may not be changed by the Portfolio without the approval of the shareholders of the Fund and the other investors in the Portfolio or by the Trust without the approval of the shareholders of the Fund. If a percentage or rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the Portfolio's total assets or the value of the Portfolio's securities or a later change in the rating of a security held by the Portfolio will not be considered a violation of policy.

     Expenses of the Portfolio with respect to investment management and administrative services, investment submanagement services and sponsorship services and administration services are described herein under "Management - Manager, - Submanager and - Sponsor", respectively.

                                      MANAGEMENT

     The Boards of Trustees of the Fund and the Portfolio provide broad supervision over the affairs of the Fund and the Portfolio, respectively. The Fund has retained the services of DSIL as Sponsor, but has not retained the services of an investment manager or investment submanager since the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of DSIL as investment manager and Mellon Equity as investment submanager.

                                       MANAGER


DSIL, a Massachusetts limited liability company, provides investment management and administrative services to the Portfolio pursuant to a Management Agreement. DSIL has been registered as an investment adviser under the Investment Advisers Act of 1940 since 1997. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, the Manager receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year. Currently, DSIL is waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Portfolio (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Portfolio. This expense waiver is voluntary and may be reduced or terminated at any time.


     Prior to October 22, 1997, KLD, as the Portfolio's former investment adviser, received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year. Additionally, prior to October 22, 1997, KLD received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the average daily net assets of the Portfolio for its then current fiscal year for administrative services.


     "Domini-SM-" and "Domini Social Index-SM-" are service marks of KLD which are licensed to DSIL with the consent of Amy L. Domini. Pursuant to agreements among DSIL, Amy L. Domini, and each of the Fund and the Portfolio, the Portfolio may be required to discontinue use of these service marks if DSIL ceases to be the Manager of the Portfolio or Ms. Domini withdraws her consent, and the Fund may be required to discontinue the use of these service marks if either DSIL ceases to be the Sponsor of the Fund or Ms. Domini withdraws her consent or if either DSIL ceases to be the Manager of the Portfolio or the Fund ceases to invest all of its assets in the Portfolio.


                                      SUBMANAGER

     Mellon Equity provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index.


     Under the Submanagement Agreement, DSIL pays Mellon Equity an investment submanagement fee equal on an annual basis to 0.10% of the average daily net assets of the Portfolio. Prior to October 22, 1997, the Portfolio paid Mellon Equity an investment management fee equal on an annual basis to 0.10% of the average daily net assets of the Portfolio.


     Mellon Equity is a Pennsylvania business trust founded in 1987 whose beneficial owners are Mellon Bank N.A. and MMIP, Inc. (a wholly owned subsidiary of Mellon Bank Corporation ("Mellon Bank"))and with its principal offices at 500 Grant Street, Pittsburgh, PA 1528-0001. Mellon Equity has been registered as an investment adviser under the Investment Advisers Act of 1940 since 1986. Prior to 1987, the Submanager was part of the Equity Management Group of Mellon Bank's Trust and Investment Department, which managed domestic equity, tax-exempt and institutional pension assets since 1947. As of September 30, 1998, the Submanager had approximately $21.8 billion in assets under management.



     The Portfolio is team managed and John R. O'Toole (a senior vice president of Mellon Equity, and CFA), is the team leader. He has been actively involved in the portfolio management of the Portfolio since November 1994. He has been employed by Mellon Equity and/or Mellon Bank as a portfolio manager for over five years. Ms. Jocelin Reed (a vice president of Mellon Equity, and CFA) has been responsible for the day to day portfolio management of the Portfolio since November 1996.



                                       SPONSOR

     Pursuant to a Sponsorship Agreement, DSIL provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by DSIL to the Portfolio under the Management Agreement, DSIL answers questions from the general public, the media and investors in the Fund regarding the composition of the Domini Social Index and the securities holdings of the Portfolio. For these services and facilities, DSIL receives fees computed and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund for the Fund's then-current fiscal year. Currently, DSIL is reducing its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.30% of the average daily net assets of the Fund. For the fiscal year ended July 31, 1998, DSIL waived all its fee in the amount of $185,056. DSIL has also voluntarily agreed to reimburse expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.30% of the average daily net assets of the Fund. For the fiscal year ended July 31, 1998, DSIL reimbursed expenses on behalf of the Fund in the amount of $94,624.


                                     DISTRIBUTOR

     Signature Broker-Dealer Services, Inc is the principal distributor for
the shares of the Fund for which services it receives no fee.   However, the
Fund's Board has approved the appointment of DSIL Investment Services LLC, a wholly owned subsidiary of DSIL, as the Fund's distributor effective upon completion of certain regulatory requirements anticipated to occur in the first quarter of 1999.


                             TRANSFER AGENT AND CUSTODIAN

     The Fund has entered into a Transfer Agency Agreement with FSSI, 11 West 25th Street, 7th Floor, New York, NY 10010, pursuant to which FSSI acts as Transfer Agent for the Fund. The Transfer Agent maintains an account for each shareholder of the Fund, performs other transfer agency functions and acts as dividend disbursing agent for the Fund. Pursuant to Custodian Agreements, Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, acts as the custodian of the Fund's assets (i.e.., cash and the Fund's interest in the Portfolio) and as the custodian of the Portfolio's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio and the daily net asset value of shares of the Fund. Securities held by the Portfolio may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. IBT also serves as transfer agent for the Portfolio. For their services, FSSI and IBT will receive such compensation as may from time to time be agreed upon by each of them and the Fund or the Portfolio.


                      PURCHASES AND REDEMPTIONS OF SHARES

                                  PURCHASES

     Shares of the Fund may be purchased directly from the Distributor without a sales load at the net asset value next determined after an order for shares is received in good order by the Transfer Agent provided such order is received prior to the close of regular trading (normally 4:00 p.m. Eastern Time) on any day the New York Stock Exchange is open for trading (a "Fund Business Day"). The minimum initial investment in the Fund is $2,000,000. The Fund in its sole discretion may permit purchases for lesser amounts. The Fund reserves the right to cease offering its shares for sale at any time or to reject any order for the purchase of its shares. The Fund expects to reject any order that is not an exempt transaction under the relevant state securities laws.


     For each shareholder of record, the Fund establishes an open account to which all shares purchased are credited together with any dividends and capital gains distributions which are paid in additional shares. See "Other Information Concerning Shares of the Fund - Dividends and Capital Gains Distributions". No share certificates will be issued.

     Purchases By Mail. Investors desiring to purchase shares of the Fund by mail should complete an Account Application and mail the Application and a check (in U.S. dollars), payable to "Domini Institutional Social Equity Fund," to the Fund at the following address:


          Domini Institutional Social Equity Fund
          P.O. Box 959
          New York, New York 10159-0959

     For overnight deliveries, please use the following address:

          Domini Institutional Social Equity Fund
          11 West 25th Street, 7th Floor

          New York, NY 10010-2001
          (212) 352-9200


     Purchases by Bank Wire. An investor desiring to purchase shares by a wire transfer of funds should request its bank to transmit immediately available funds. The information transmitted with the funds must include the investor's name and address and a statement indicating whether a new account is being established by such wire transfer or whether such wire transfer is being made by a shareholder with an account with the Fund. If the initial purchase by an investor is by a wire transfer of funds, an account number will be assigned to such investor and an Account Application must subsequently be completed and mailed to the Fund. For purchases by wire transfer, please call FSSI, the Fund's transfer agent (the "Transfer Agent"), at 1-800-582-6757 to obtain wire transfer instructions.



     Purchases by Exchange of Securities. At the discretion of the Manager, and upon pre-approval, shares of the Fund may be purchased by exchanging securities acceptable to the Trust for shares of the Fund. The Trust will not accept a security in exchange for Fund shares unless (a) the security is consistent with the investment objective and polices of the Fund and the Portfolio, and (b) the security is deemed acceptable by the Manager and the Submanager. Securities offered in exchange for shares of the Fund will be valued in accordance with the usual valuation procedure for the Fund. See "Net Asset Value".



     For further information on how to purchase shares of the Fund, an investor should call 1-800-582-6757.


                                     REDEMPTIONS

     A shareholder may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to the Fund. Redemptions will therefore be effected on the same day the redemption order is received by the Fund provided such order is received in good order on a Fund Business Day prior to the time at which the net asset value of the Fund is determined.


The proceeds of a redemption will be paid by the Fund normally on the next Fund Business Day, but in any event within seven days if all checks in payment for the purchase of shares to be redeemed have been cleared by the Fund (which may take up to 15 days). Redemptions may be paid by the Fund by check or by wire transfer if the appropriate box on the Account Application has been completed. Instructions for wire redemptions are set forth in the Account Application. The Fund's Transfer Agent reserves the right to charge for wires.

     Redemptions by Mail. Redemptions may be made by letter to the Fund specifying the dollar amount or number of shares to be redeemed and the account number. The letter must be signed in exactly the same way the account is registered. To protect you and the Fund against fraud, redemptions exceeding $50,000 (and for all written redemptions, regardless of amount, made within 30 days following any changes in account registration), must be signature guaranteed. You can obtain a signature guarantee from most banks, savings institutions, credit unions, broker-dealers, and other guarantors acceptable to the Fund and its transfer agent. The Fund and its transfer agent cannot accept guarantors from notaries public or organizations that do not provide reimbursement in the case of the fraud. The Fund and its transfer agent may, at its option, request further documentation from corporations, executors, administrators, trustees or guardians. In some cases the Fund may require the furnishing of additional documents. Written requests should be mailed to the Fund at the following address:

          Domini Institutional Social Equity Fund
          P.O. Box 959
          New York, New York 10159-0959

     For overnight deliveries, please use the following address:

          Domini Institutional Social Equity Fund
          11 West 25th Street, 7th Floor
          New York, NY 10010-2001
          (212) 352-9200


     Redemptions by Telephone. An investor may also redeem shares by telephone (by calling 1-800-582-6757) if the appropriate box on the Account Application has been completed. The Trust, Transfer Agent and Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions believed to be genuine. Accordingly, shareholders will bear the risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, without limitation, recording telephone instructions and/or requiring the caller to provide some form of personal identification. Failure to employ reasonable procedures may make the Fund liable for any losses due to unauthorized or fraudulent telephone instructions. The following information must be supplied by the shareholder or broker at the time a request for a telephone redemption is made: (1) the shareholder's account number; (2) the shareholder's social security number; and
(3) the name and account number of the shareholder's designated securities dealer or bank.


The Trust, Transfer Agent and Distributor reserve the right to refuse wire or telephone redemptions. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Distributor. The Trust reserves the right to restrict or terminate wire redemption privileges. Proceeds of wire redemptions will be transferred within seven days after receipt of the request.

     The value of shares redeemed may be more or less than the shareholder's cost, depending on the Fund's performance during the period the shareholder owned its shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or a loss.

     The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

                                     TAX MATTERS

     The Fund has elected to be treated and intends to qualify each year as a"regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund qualifies as a "regulated investment company" under the Code, and distributes all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, the Fund will not be required to pay any federal income or excise taxes. The Portfolio also does not expect be required to pay any federal income or excise taxes. Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and other distributions they receive from the Fund. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. Distributions of net capital gains (i.e.., the excess of net long-term capital gains over net short-term capital losses) will cause any short-term capital loss realized on the disposition by a Fund's shareholder of Fund shares held for six or fewer months to be recharacterized, to the extent of those distributions, as long-term capital loss.



     After the end of each calendar year, each shareholder receives information for tax purposes on the dividends and any capital gains distributions received during that calendar year including the portion taxable as ordinary income, the portion taxable as long-term capital gains, the portion, if any, representing a return of capital (which generally is free of current taxes but results in a basis reduction), the amount, if any, of federal income tax withheld, and the amount of any dividends eligible for the dividends-received deduction for corporations.





     Under the back-up withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and payments made by the Fund. Generally, shareholders are subject to back-up withholding if they have not provided the Fund with a correct taxpayer identification number and certain other certifications.

     The Trust is organized as a Massachusetts business trust and, under current law, the Fund is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund qualifies as a regulated investment company under the Code.

     The foregoing discussion is intended for general information only. A prospective shareholder should consult with its own tax advisor as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

                   OTHER INFORMATION CONCERNING SHARES OF THE FUND

Net Asset Value

     The Trust determines the net asset value of each of the Fund's shares on each Fund Business Day. This determination is made once during each such day as of the close of regular trading on the New York Stock Exchange by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of shares of the Fund outstanding. A share's net asset value is effective for orders received by the Distributor on a Fund Business Day prior to the time at which such net asset value is determined.

     Since the Trust will invest all of the Fund's investable assets in the

Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. The net asset value of the Portfolio is determined as of the close of regular trading on the New York Stock Exchange on each Fund Business Day, by deducting the amount of the Portfolio's liabilities from the value of its assets. The value of the Fund's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. (See "Description of Shares, Voting Rights and Liabilities" below.)

     Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

                      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Substantially all of the Fund's net income from dividends and interest is paid to the Fund's shareholders quarterly (in the months of March, June, September and December) as a dividend. For this purpose, the Fund's "net income from dividends and interest" consists of all income from dividends and interest accrued on the assets of the Fund (i.e., the Fund's share of the Portfolio's net income from dividends and interest), less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.



     The Fund usually declares and distributes a capital gains distribution to its shareholders on an annual basis in December, if the Fund's share of the Portfolio's profits during the year from the sale of securities held for longer than the applicable long-term capital gains holding period exceeds the Fund's share of the Portfolio's losses during such year from the sale of securities together with the Fund's share of the Portfolio's net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). The Fund's share of the Portfolio's net short-term capital gains realized during each fiscal year will also be distributed at that time.



     The Fund will also make additional distributions to its shareholders to the extent necessary to avoid application of the 4% nondeductible excise tax created by the Tax Reform Act of 1986 on certain undistributed income and net capital gains of mutual funds.


     A shareholder of the Fund may elect to receive dividends and capital gains distributions in either cash or additional shares. Unless otherwise specified in writing by a shareholder, all dividends and capital gains distributions will be reinvested in additional shares.

                                       EXPENSES

     The Fund and the Portfolio each are responsible for all of their respective expenses, including the compensation of their respective Trustees who are not interested persons of the Fund or the Portfolio; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund or the Portfolio; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Fund or the Portfolio; insurance premiums; and expenses of calculating the net asset value of the Portfolio and of shares of the Fund.

     The Fund will also pay sponsorship fees payable to the Sponsor; all expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes.


     Under the Sponsorship Agreement DSIL 's fee was reduced to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.30% of the average daily net assets of the Fund through October 22, 1998. Currently, DSIL is continuing with this fee reduction on a voluntary basis. However, this reduction may be reduced or terminated at any time.


     The Portfolio is also responsible for the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors; and the investment management fees payable to the Manager.


     Under the Management Agreement, DSIL's fee was reduced to the extent necessary to keep the aggregate annual operating expenses of the Portfolio

(excluding brokerage fees and commissions, interest, taxes and extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Portfolio through October 22, 1998. Currently, DSIL is continuing with this fee reduction on a voluntary basis. However, this reduction may be reduced or terminated at any time.


                 DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.01 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Shares have no preemptive or conversion rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held. The Trust is not required to hold annual meetings of shareholders of the Fund but the Trust will hold special meetings of shareholders of the Fund when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Upon liquidation of the Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting.

     The Trust reserves the right to create and issue any number of series of shares, in which case the shares of each series would participate equally in the earnings, dividends and assets of the particular series (except for differences among any classes of shares of any series). Currently, the Trust has only one series of shares, all of which are of the same class. The Trust may establish additional classes of any series of shares. For example, the Fund may offer another class of shares that has lower annual distribution fees or shareholder servicing fees. Prior to offering another class of shares, the Trust would either issue a new prospectus and statement of additional information or amend this Prospectus and the Statement of Additional Information to reflect such issuance.

Year 2000. Many software programs were written to use two digits to represent the year (e.g. 98) rather than four digits (e.g. 1998). Systems that rely on these programs assume that the first two digits of the year are "1" and "9". Significant problems could occur if after December 31, 1999, these systems misinterpret the date as 19xx rather than 20xx; hence, the Year 2000 (Y2K) challenge. The Fund could be adversely affected if the computer systems used by the Fund or its service providers are not programmed to accurately process information on or after January 1, 2000. DSIL, the Fund and its service providers are diligently working to resolve any potential Year 2000 problems. While it is likely these efforts will be successful, the failure to implement any necessary modifications could have an adverse impact on the Fund. The Fund also could be adversely affected if the issuers of securities held by the Fund do not solve their Year 2000 problems, or if it costs them large amounts of money to solve these problems.


     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such Fund Business Day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.

                                  -----------------

     The Statement of Additional Information filed with the Securities and Exchange Commission contains more detailed information about the Trust and the Portfolio, including information related to (i) investment policies and restrictions of the Fund and the Portfolio, (ii) the Trustees, officers, Manager of the Portfolio and Sponsor of the Fund, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) additional performance information, including the method used to calculate yield and total rate of return quotations of the Fund, (vi) determination of the net asset value of shares of the Fund, and (vii) the audited financial statements of the Fund and the Portfolio as of and for the year ended July 31, 1998.

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND


Domini Social Investments
P.O. Box 959
New York, NY 10159-0959
(800) 762-6814
www.domini.com


PORTFOLIO INVESTMENT
MANAGER AND FUND SPONSOR:
Domini Social Investments LLC
11 West 25th Street, 7th Floor
New York, NY 10010

PORTFOLIO INVESTMENT
   SUBMANAGER:
Mellon Equity Associates
Pittsburgh, PA

CUSTODIAN:
Investors Bank &
  Trust Company
 Boston, MA

INDEPENDENT AUDITORS:
KPMG Peat Marwick LLP
Boston, MA

LEGAL COUNSEL:
Bingham Dana LLP
Boston, MA


DISTRIBUTOR:
Signature Broker-Dealer
  Services, Inc.
21 Milk Street
Boston, MA 02109
(800) 762-6814


TRANSFER AGENT:
FSSI
New York, NY

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND
Investing for Good-SM-

----------------------------
Prospectus

NOVEMBER 27, 1998

                         STATEMENT OF ADDITIONAL INFORMATION
                                  NOVEMBER 27, 1998
                       DOMINI INSTITUTIONAL SOCIAL EQUITY FUND



Table of Contents                                                         Page

1.  The Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2

2.  Investment Objective, Policies and Restrictions . . . . . . . . . .      2

3.  Performance Information . . . . . . . . . . . . . . . . . . . . . .      9

4.  Determination of Net Asset Value; Valuation of
    Portfolio Securities. . . . . . . . . . . . . . . . . . . . . . . .     10

5.  Management of the Fund and the Portfolio. . . . . . . . . . . . . .     11

6.  Independent Auditors. . . . . . . . . . . . . . . . . . . . . . . .     21

7.  Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     21

8.  Portfolio Transactions and Brokerage Commissions. . . . . . . . . .     24

9.  Description of Shares, Voting Rights and Liabilities. . . . . . . .     26

10. Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .     28


DOMINI INSTITUTIONAL SOCIAL EQUITY FUND
11 West 25th Street, 7th Floor,  New York, New York 10010
(800)  762-6814


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated November 27, 1998, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting Signature Broker-Dealer Services, Inc., the Fund's distributor, at
(800) 762-6814.


     This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

1.  THE FUND

    The Domini Institutional Social Equity Fund (the "Fund") is a no-load, diversified, open-end management investment company. The Fund is a series of shares of beneficial interest of Domini Institutional Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 1, 1996. The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

     Domini Social Investments LLC ("DSIL") the Fund's sponsor (the "Sponsor"), supervises the overall administration of the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by Signature Broker-Dealer Services, Inc. ("Signature"), the Fund's distributor (the "Distributor"). The minimum initial investment is $2,000,000. An investor should obtain from the Distributor, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

     The Fund seeks to achieve its investment objective by investing all its assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. DSIL is the Portfolio's investment manager (the "Manager"). Mellon Equity Associates ("Mellon Equity") is the Portfolio's investment submanager (the "Submanager"). Kinder, Lydenberg, Domini & Co., Inc. ("KLD") determines the composition of the Domini 400 Social Index-SM-(the "Domini Social Index"). The Submanager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. "Domini-SM-" and "Domini 400 Social Index -SM-" are service marks of KLD.



               2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide its shareholders with long-term total return (reflecting both dividend and price performance of the Fund) which corresponds to the performance of the Domini 400 Social Index-SM-. There can, of course, be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed without approval by the Fund's shareholders.

                               INVESTMENT POLICIES

     The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's investable assets in the Portfolio, which has the same investment objective as the Fund. The Trust may withdraw the Fund's investment in the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having the same investment objective as the Fund, or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio. The approval of the Fund's shareholders would not be required to change any of the Fund's investment policies.

     The following supplements the information concerning the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith.

     A company which is not included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") may be included in the Domini Social Index primarily in order to afford representation to an industrial sector which would otherwise be under-represented in the Domini Social Index. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the Domini Social Index may vary materially from the industry weightings in other stock indices, including the S&P 500.


     The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

     Although neither the Fund nor the Portfolio has any current intention to do so, the Fund and the Portfolio may invest in securities which may be resold pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").

     It is a fundamental policy of the Portfolio and the Fund that neither the Portfolio nor the Fund may invest more than 25% of the total assets of the Portfolio or the Fund, respectively, in any one industry, although the Fund will invest all of its assets in the Portfolio, and the Portfolio may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Domini Social Index. Based on the current composition of the Domini Social Index, this is considered highly unlikely. If the Portfolio were to concentrate its investments in a single industry, the Portfolio and the Fund would be more susceptible to any single economic, political or regulatory occurrence than would be another investment company which was not so concentrated.


     LOANS OF SECURITIES: The Portfolio may lend its securities to brokers, dealers and financial institutions, provided that (1) the loan is secured continuously by collateral, consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned within three business days;
(3) the Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Portfolio.

     The Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Portfolio, the Manager or the Submanager.

     Although the Portfolio reserves the right to lend its securities, it has no current intention of doing so in the foreseeable future.

     RISK FACTORS INVOLVED IN OPTION CONTRACTS: Although it has no current intention to do so, the Portfolio may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Portfolio or possible declines in the value of securities which are expected to be sold by the Portfolio. Generally, the Portfolio would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

     The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

     Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Portfolio would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

     Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Portfolio.

                             ----------------------

     The approval of the Fund and of the other investors in the Portfolio is not required to change the investment objective or any of the non-fundamental investment policies discussed above, including those concerning security transactions.

                             INVESTMENT RESTRICTIONS

     The Fund and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are resent or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

     Except as described below, whenever the Trust is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and will cast its vote proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of shareholders of the Fund with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nevertheless be voted on by the Trustees of the Trust.

     Neither the Fund nor the Portfolio may:

     (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Fund or the Portfolio may borrow an amount not to exceed 1/3 of the current value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Fund nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively, taken in each case at market value) (it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

     (2) purchase any security or evidence of interest therein on margin, except that either the Fund or the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that either the Fund or the Portfolio may make deposits of initial deposit and variation margin in connection with the purchase, ownership, holding or sale of options;

     (3) write any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, or
(ii) the purchase, ownership, holding or sale of options on securities;

     (4) underwrite securities issued by other persons, except that the Fund may invest all or any portion of its assets in the Portfolio and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a security;

     (5) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio and provided that any such loans not exceed 30% of its total assets (taken in each case at market value), or (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets will be invested in repurchase agreements maturing in more than seven days; for additional related restrictions, see paragraph (6) immediately following;

     (6) invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days and other than securities which may be resold pursuant to Rule 144A under the 1933 Act if the Board of Trustees determines that a liquid market exists for such securities) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days), except that the Fund may invest all or any portion of its assets in the Portfolio;

     (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

     (8) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund or the Portfolio, as applicable, owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 5% of the Fund's or the Portfolio's, as applicable, net assets (taken in each case at market value) is held as collateral for such sales at any one time;

     (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating paragraph (1) above;

     (10) as to 75% of its assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Portfolio's or the Fund's, as applicable, assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States or any agency or instrumentality of the United States), except that for purposes of this restriction the issuer of an option shall not be deemed to be the issuer of the security or securities underlying such contract and except that the Fund may invest all or any portion of its assets in the Portfolio; or

     (11) invest more than 25% of its assets in any one industry unless the stocks in a single industry were to comprise more than 25% of the Domini Social Index, in which case the Portfolio or the Fund, as applicable, will invest more than 25% of its assets in that industry, and except that the Fund may invest all of its assets in the Portfolio.

     NON-FUNDAMENTAL RESTRICTIONS: In order to comply with certain federal statutes and regulatory policies, neither the Fund nor the Portfolio will as a matter of operating policy:



purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Fund's or the Portfolio's total assets at the time of such purchase.


      This restriction is not fundamental and may be changed with respect to the Fund by the Fund without approval by the Fund's shareholders or with respect to the Portfolio by the Portfolio without the approval of the Fund or its other investors. While the Fund expects to reject any order that is not an exempt transaction under the relevant state securities laws, the Fund will comply with the state securities laws and regulations of all states in which it is registered.


PERCENTAGE RESTRICTIONS: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund or the Portfolio to the net asset value of the Fund or the Portfolio, respectively, exceeds the ratio permitted by Section 18(f) of the 1940 Act, the Fund or the Portfolio as the case may be, will take the corrective action required by Section 18(f).

                           3.  PERFORMANCE INFORMATION

     The Trust will calculate the Fund's total rate of return for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     Any current "yield" quotation of the Fund shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     Total rate of return and yield information with respect to the Domini Social Index will be computed in the same fashion as set forth above with respect to the Fund, except that for purposes of this computation an investment will be assumed to have been made in a portfolio consisting of all of the stocks comprising the Domini Social Index weighted in accordance with the weightings of the stocks comprising the Domini Social Index. Performance information with respect to the Domini Social Index will not take into account brokerage commission and other transaction costs which will be incurred by the Portfolio.


Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations.

               4.  DETERMINATION OF NET ASSET VALUE; VALUATION OF
                              PORTFOLIO SECURITIES

     The net asset value of each share of the Fund is determined each day on which the NYSE is open for trading ("Fund Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See "Purchases and Redemptions of Shares" in the Prospectus.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Interest income on short-term obligations held by the Portfolio is determined on the basis of interest accrued less amortization of premium.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.


                  5.  MANAGEMENT OF THE FUND AND THE PORTFOLIO

     The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Each Trustee and officer of the Trust also serves the Portfolio in the same capacity. Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each officer is 11 West 25th Street, New York, New York 10010.


                     TRUSTEES OF THE TRUST AND THE PORTFOLIO

EMILY W. CARD -- 1158 26th Street, #450, Santa Monica, California
90403; Attorney; President, The Card Group, Inc; Trustee, Domini Social Equity Fund. Her date of birth is May 8, 1942.


AMY L. DOMINI* -- 230 Congress Street, Boston, Massachusetts 02110; Chair, President and Trustee of the Trust, Portfolio and Domini Social Equity Fund; Managing Principal of DSILsince 1997; Officer of Kinder, Lydenberg, Domini & Co., Inc.; Private Trustee, Loring, Wolcott & Coolidge; Trustee, New England Quarterly (since 1998); Board Member, Social Investment Forum (since 1994) Trustee, Episcopal Church Pension Fund; Former Member, Governing Board, Interfaith Center on Corporate Responsibility; Former Trustee, National Association Community Loan Funds; Former Board Member of National Community Capital Association (1987 - 1990). Her date of birth is January 15, 1950.


ALLEN M. MAYES -- P.O. Box 21222, Beaumont, Texas 77720; Trustee, Domini Social Equity Fund; Retired Senior Associate General Secretary of the General Board of Pensions of the United Methodist Church, Director of Ministerial Services, Texas Annual Conference, The United Methodist Church; Former Member of the Board of Directors of Investor Responsibility Research Center; Member of Board of Trustees of Wiley College. His date of birth is September 20, 1920.

WILLIAM C. OSBORN -- 115 Buckminster Road, Brookline, Massachusetts 02146; Manager, Venture Investment Management Company LLC; Trustee, Domini Social Equity Fund; Vice President and General Manager, TravElectric Services Corp (prior to 1995); President, Environmental Technologies [Packaging] (prior to
1993); Director, Evergreen Solar, Inc; Director, Conservation Services Group. His date of birth is July 7, 1944.

 KAREN PAUL -- 4050 Park Avenue, Miami, Florida 33133; Associate Dean and Professor of Business Environment, Florida International University (since
1991); Trustee, Domini Social Equity Fund. Partner, Trinity Industrial Technology (since 1995); Director,

Center for Management in the Americas (since 1997); and Co-director, center for Global Business (since 1988). Her date of birth is September 23, 1944.


TIMOTHY SMITH -- 475 Riverside Drive, New York, New York 10115; Executive Director, Interfaith Center on Corporate Responsibility; Trustee, Calvert New Africa Fund; Trustee, Domini Social Equity Fund. His date of birth is September 15, 1943.

FREDERICK C. WILLIAMSON -- Five Roger Williams Green, Providence, Rhode Island 02904; Treasurer and Trustee, RIGHA (charitable foundation supporting health care needs) since 1990; Chairman, Rhode Island Historical Preservation and Heritage Commission since 1995; Trustee, National Parks and Conservation Association (1986 - 1997); Advisor, National Parks and Conservation Association (since 1997); Trustee of the National Park Trust (since 1991); Trustee, Domini Social Equity Fund. His date of birth is September 20, 1914.


     Each Trustee who is not an "interested person" as defined in the 1940 act (a "Disinterested Trustee") receives an annual retainer for serving as a Trustee of the Fund, the Portfolio and the Domini Social Equity Fund of $4,000, and in addition, receives $500 for attendance at each joint meeting of the Boards of the Fund, the Portfolio and the Domini Social Equity Fund (reduced to $250 in the event that a Trustee participates at an in-person meeting by telephone), such retainer and fees in no event to exceed in the aggregate $6,000 per year. In addition, each Disinterested Trustee receives reimbursement for reasonable expenses incurred in attending meetings. The compensation paid to the Trustees for the fiscal year ended July 31, 1998 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio.


                                                  PENSION OR                      TOTAL
                                                  RETIREMENT                      COMPENSATION
                                AGGREGATE         BENEFITS                        FROM THE
                                COMPENSATION      ACCRUED AS                      TRUST, PORTFOLIO
                                FROM THE          PART OF       ANNUAL BENEFITS   AND DOMINI SOCIAL
                                TRUST             TRUST         UPON              EQUITY FUND
                                                  EXPENSES      RETIREMENT

Amy L. Domini*, Chair,
  President and Trustee         None              None          None                    None
Emily W. Card, Trustee          $1,000            None          None                  $6,000
Karen Paul, Trustee             $1,000            None          None                  $6,000
William C. Osborn, Trustee      $1,000            None          None                  $6,000
Allen M. Mayes, Trustee         $1,000            None          None                  $6,000
Timothy Smith, Trustee          $1,000            None          None                  $6,000
Frederick C. Williamson, Sr.,   $1,000            None          None                  $6,000



                                    OFFICERS

PETER D. KINDER* -- Vice President of the Trust and the Portfolio; President of Kinder, Lydenberg, Domini & Co., Inc.; Member, Domini Social Investments LLC (since 1997). His date of birth is September 28, 1946.


STEVEN D. LYDENBERG* -- Vice President of the Trust and the Portfolio; Director of Research of Kinder, Lydenberg, Domini & Co., Inc.; Member, Domini Social Investments LLC (since 1997). His date of birth is October 21, 1945.


DAVID P. WIEDER* -- Vice President of the Trust and the Portfolio (since 1997); Chief Executive Officer and Member, Domini Social Investments LLC (since 1997); President of FSSI (since 1989); Vice-President of investment companies within Fundamental Family of Funds (1989-1997); Vice President of Fundamental Portfolio Advisors (1991-1997). His date of birth is January 8, 1966.


SIGWARD M. MOSER* -- Vice President of the Trust and the Portfolio (since 1997); President of Communications House International, Inc.; Director of Financial Communications Society; President and Member Domini Social Investments LLC (since 1997). His date of birth is June 12, 1962.


CAROLE M. LAIBLE* -- Secretary and Treasurer of the Trust and the Portfolio (since 1997); Financial Compliance Officer of Domini Social Investments LLC (since 1997); Board of Governors, Daytop-NJ (since 1998); Financial Compliance Officer, FSSI (1994-1997); Financial Compliance Officer and Secretary of investment companies within Fundamental Family of Funds (1994-1997); General Service Manager, McGladrey & Pullen LLP (certified public accountants) prior to 1994. Her date of birth is October 31, 1963.


     As of November 11 , 1998, all Trustees and officers of the Trust and the Portfolio as a group owned less than 1% of the Fund's outstanding shares. Shareholders owning 25% or more of the outstanding shares of the Fund may take actions without the approval of any other investor in the Fund. As of November

20, 1998 the following shareholders of record owned 5% or more of the outstanding shares of the Fund:



Name and Address of                     Number of Shares    Percent of
Shareholder                             Owned               Shares
Jessie Smith Noyes Foundation, Inc.     594,042.123              9.1%
Attn:  Nicholas Jacangelo
c/o McGrath, Doyle & Phair
150 Broadway - Suite 1703
New York, NY 10038

Compton Foundation, Inc.                701760.215              10.7%
545 Middlefield Road - Suite 178
Menlo Park, CA 94025

Home Missioners of America              643,353.987              9.8%
P.O. Box 465618
Cincinnati, OH 45246-5618

Wendel and Co. 725000                   716,398.694              10.9%
The Bank of New York
Mutual Fund/Reorg. Dept.
P.O. Box 1066-Wall Street Station
New York, NY 10268

M&I Trust Co., TTEE                     408,109.958              6.23%
Attn:  Mutual Funds
1000 N. Water Street
Milwaukee, WI 53202

American Baptist Foundation             441,606.590              6.74%
PO Box 851
Valley Forge, PA 19482-0851

     The Disinterested Trustees of the Trust are the same as the Disinterested Trustees of the Portfolio. The disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and the Portfolio, up to and including creating a separate board of Trustees. Any conflict of interest between the Trust and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or Fund shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                             MANAGER AND SUBMANAGER

      DSIL provides advice to the Portfolio pursuant to a Management Agreement (the "Management Agreement"). The services provided by the Manager consist of furnishing continuously an investment program for the Portfolio. DSIL will have authority to determine from time to time what securities are purchased, sold or exchanged, and what portion of assets of the Portfolio is held uninvested.
DSIL will also perform such administrative and management tasks as may from time to time be reasonably requested, including: (i) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Portfolio and for performing administrative and management functions; (ii) supervising the overall administration of the Portfolio, including negotiation of contracts and fees with and monitoring of performance and billings of the Portfolio's transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (iii) overseeing (with the advice of Portfolio's counsel) the preparation of and, if applicable, filing all documents required for compliance by the Portfolio with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns; (iv) preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; and (v)
arranging for maintenance of the books and records of the Portfolio.   The
Manager furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Management Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio at a meeting called for the purpose of voting on the Management Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

     The Management Agreement provides that the Manager may render services to others. DSIL may employ, at its own expense, or may request that the Portfolio employ (subject to the requirements of the 1940 Act) one or more subadvisers or submanagers, subject to DSIL's supervision. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each investor in the Portfolio being in proportion to the amount of its investment) or by a vote of a majority of its Board of Trustees, or by the Manager, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     The Fund's Prospectus contains a description of fees payable to the Manager for services under the Management Agreement.

      DSIL is a  Massachusetts limited liability company with
offices at 11 West 25th Street, 7th Floor, New York, New York 10010, and is registered as an investment adviser under the Investment Advisers Act of 1940
(the "Advisers Act").   The names of the principal owners of  DSIL, their
relationship to the Trust and their percentage ownership of  DSIL follows:
Amy L. Domini, Chairman of the Board and President of the Trust, is the Manager and a 21.55% owner of DSIL. Ms. Domini is also Chief Executive Officer, Secretary, Treasurer and 51% owner of KLD which licenses the Domini Social Index to DSIL. Peter D. Kinder, Vice President of the Trust, is a 21.25% owner of DSIL. Mr. Kinder is also President and 19% owner of KLD. Sigward M. Moser, Vice President of the Trust, is a 21.25% owner of DSIL. David P.

Wieder, Vice President of the Trust is a 21.25% owner of DSIL. Mr. Wieder is also President and an owner of FSSI, a registered transfer agent which has served as the Fund's transfer agent since 1995.


     Mellon Equity manages the assets of the Portfolio pursuant to an Investment Submanagement Agreement (the "Submanagement Agreement"). The Submanager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the outstanding voting securities in the Portfolio at a meeting called for the purpose of voting on the Submanagement Agreement (with the vote of each being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Submanagement Agreement.

     The Submanagement Agreement provides that the Submanager may render services to others. The Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of the majority of its Board of Trustees, or by the Manager with the consent of the Trustees and may be terminated by the Submanager on not less than 90 days' written notice to the Manager and the Trustees, and will automatically terminate in the event of its assignment. The Submanagement Agreement provides that the Submanager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard for its or their obligations and duties under the Submanagement Agreement.

     Mellon Equity is a Pennsylvania business trust founded in 1987, which is beneficially owned by Mellon Bank, N.A. (99% beneficial interest) and MMIP (1% beneficial interest), a wholly owned subsidiary of Mellon Bank Corporation ("Mellon Bank"). Mellon Equity is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund, and profit-sharing investment management markets, and is a registered investment adviser under the Advisers Act. Mellon Bank's predecessor organization managed domestic equity, tax-exempt and institutional pension accounts since 1947. The address of Mellon Equity and each of the principal executive officers and directors of Mellon Equity is 500 Grant Street,

Suite 3700, Pittsburgh, Pennsylvania 15258.

     The Fund's Prospectus contains a description of fees payable to the Submanager for services under the Submanagement Agreement. Prior to October 22, 1997, pursuant to an investment advisory agreement (the "KLD Advisory Agreement"), KLD served as investment adviser to the Portfolio and furnished continuously an investment program by determining the stocks to be included in the Domini Social Index. Additionally, prior to October 22, 1997, pursuant to a management agreement (the "Mellon Equity Management Agreement"), Mellon Equity served as investment manager and managed the assets of the Portfolio on a daily basis. Prior to November 21, 1994, pursuant to an investment management agreement (the "State Street Management Agreement"), State Street Bank and Trust Company served as investment manager to the Portfolio. Prior to October 22, 1997, pursuant to a sponsorship agreement (the "KLD Sponsorship Agreement"), KLD furnished administrative services for the Portfolio. Prior to November 6, 1996, pursuant to an administrative services agreement (the "Signature Administration Agreement"), Signature served as the administrator of the Portfolio. Prior to October 22, 1997, the aggregate investment management and administration fees under the prior agreements with respect to the Portfolio were equal to 0.15% of the Portfolio's average daily net assets for its then current fiscal year.


For the fiscal year end July 31, 1998, the Portfolio incurred approximately $701,774 in Management fees pursuant to the Management Agreement, $17,385 in advisory fees pursuant To the KLD Advisory Agreement, $17,385 in aggregate administration fees pursuant to the Signature Administration Agreement and $86,354 in management fees pursuant to the Mellon Equity Management Agreement. For the fiscal year ended July 31, 1997, the Portfolio incurred $46,528 in advisory fees pursuant to the KLD Advisory Agreement, $46,528 in administration fees pursuant to the KLD Sponsorship Agreement, $156,868 in aggregate administration fees pursuant to the Signature Administration Agreement, and $182,885 in management fees pursuant to the Mellon Equity Management Agreement. For the fiscal year ended July 31, 1996, the Portfolio incurred $38,150 in advisory fees pursuant to the KLD Advisory Agreement, $38,150 in aggregate administration fees pursuant to the Signature Administration Agreement and the KLD Sponsorship Agreement, and $128,901 in management fees pursuant to the Mellon Equity Management Agreement. For the fiscal year ended July 31, 1995, KLD waived all of its fees payable pursuant to the KLD Advisory Agreement, Signature waived all of its fees payable pursuant to the Signature Administration Agreement and the Portfolio incurred $10,180 in management fees pursuant to the State Street Management Agreement and $29,409 in management fees pursuant to the Mellon Equity Management Agreement.


                                       SPONSOR

     Pursuant to a Sponsorship Agreement,  DSIL provides the Trust with
oversight, administrative and management services.   DSIL provides the Trust
with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns; preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; maintaining telephone coverage to respond to shareholder inquiries; answering questions from the general public, the media and investors in the Fund regarding the securities holdings of the Portfolio, limits on investment and the Trust's proxy voting philosophy and shareholder activism philosophy; and arranging for the maintenance of books and records of the Trust. The Sponsor provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of the Sponsor or its affiliates. For the fiscal year ended July 31, 1998, DSIL waived all of its fees under the Sponsorship Agreement amounting to $94,624.

     The Fund's Prospectus contains a description of the fees payable to the Sponsor under the Sponsorship Agreement. Prior to October 22, 1997, Signature served as administrator. For the period from May 1, 1996 (commencement of operations) through July 31, 1996, Signature voluntarily waived all of its administrative fees from the Fund. For the fiscal year ended July 31, 1997, the Fund incurred $14,212 in administrative fees.

     The Sponsorship Agreement with the Trust provides that DSIL may render administrative services to others. The Sponsorship Agreement with the Trust also provides that neither the Sponsor nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Sponsorship Agreement.


                                   DISTRIBUTOR

     The Trust has entered into a Distribution Agreement with Signature. Under the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor receives no additional compensation for its services under the Distribution Agreement. Signature is a wholly-owned subsidiary of Signature Financial Group,

Inc.

                          TRANSFER AGENT AND CUSTODIAN

     The Trust has entered into a Transfer Agency Agreement with FSSI pursuant to which FSSI acts as the transfer agent for the Fund. Mr. David P. Wieder, Vice President of the Trust and a principal of DSIL, the Manager of the Portfolio and Sponsor of the Trust, is a 60% owner of, and President of FSSI. For its services to the Fund as transfer agent, FSSI receives compensation on a per account basis plus an asset-based charge and out-of-pocket expenses. The Trust has entered into a Custodian Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT acts as custodian for the Fund. The Portfolio has entered into a Transfer Agency Agreement with IBT pursuant to which IBT acts as transfer agent for the Portfolio. The Portfolio has entered into a Custodian Agreement with IBT pursuant to which IBT acts as custodian for the Portfolio. For additional information, see "Transfer Agent and Custodian" in the Prospectus.


                            6.  INDEPENDENT AUDITORS

      KPMG Peat Marwick LLP, 99 High Street, Boston, MA 02110 are the independent auditors for the Trust and for the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                                  7.  TAXATION

     The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements (applied through the Fund's proportionate interest in the Portfolio) as to the nature of the Fund's gross income, the amount of Fund distributions and the composition of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes although the Fund's foreign-source income may be subject to foreign withholding taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to the shareholders. As long as it qualifies as a "regulated investment company" under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

     Under interpretations of the Internal Revenue Service, the Portfolio expects that (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.


     Shareholders of the Fund normally will have to pay federal income taxes and any state or local income taxes on the dividends and other distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. A portion of the Fund's ordinary income dividends (but none of the Fund's capital gains) is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.


      Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

     Special tax considerations apply with respect to foreign investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and losses.

     Investment income received by the Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.


     The Fund anticipates that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of the Fund's interest in the Portfolio prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of the Fund's interest in the Portfolio generally equals the amount of cash and the basis of any property that the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio and decreased by the Fund's share of losses from the Portfolio and the amount of any cash distributions and the basis of any property distributed from the Portfolio.

     The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

     Fund shareholders may be subject to state and local taxes on Fund distributions to them. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

8.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Specific decisions to purchase or sell securities for the Portfolio are made by a portfolio manager who is an employee of the Submanager and who is appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The portfolio manager of the Portfolio may serve other clients of the Submanager in a similar capacity.

     The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolio and other clients of the Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Submanager on the tender of the Portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the Submanager. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Submanager may consider sales of shares of the Fund and of securities of other investors in the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's securities transactions.

     Under the Submanagement Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Submanager may cause the Portfolio to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Submanager or the Manager an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Submanager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Submanager's or the Manager's overall responsibilities to the Portfolio or to its other clients.
Not all of such services are useful or of value in advising the Portfolio.

     The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the Portfolio's policy of investing in accordance with the Domini Social Index, the Submanager and the Manager currently intend to make only a limited use of such brokerage and research services.

     Although commissions paid on every transaction will, in the judgment of the Submanager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Submanager's or the Manager's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the Submanager or the Manager for no consideration other than brokerage or underwriting commissions.

     The Submanager and the Manager attempt to evaluate the quality of research provided by brokers. The Submanager and the Manager sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, neither the Submanager nor the Manager is able to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

     The fees that the Portfolio pays to the Submanager and the Manager will not be reduced as a consequence of the Portfolio's receipt of brokerage and research services. To the extent the Portfolio's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the

Portfolio will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Submanager or the Manager in serving both the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Submanager or the Manager in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Submanager or the Manager, the Submanager or the Manager would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff. For the fiscal years ended July 31, 1996, 1997, and 1998, the Portfolio paid brokerage commissions of $45,017, 101,639, and $175,344 respectively.


     In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Submanager's or the Manager's other clients. Investment decisions for the Portfolio and for the Submanager's or the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

            9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated as of April 1, 1996. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, issued in separate series. Each share of each series represents an equal proportionate interest in that series with each other share of that series.

     The assets of the Trust received for the issue or sale of the shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series might be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

     Shares of the Trust entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trustees of the Trust have the authority to designate additional series and to designate the relative rights and preferences as between the different series. There is presently one series so designated. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to Trust or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the

Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund and its shareholders and the Trust's Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

                            10.  FINANCIAL STATEMENTS

     The audited financial statements of the Fund and the Portfolio (Statement of Assets and Liabilities at July 31, 1998, Statement of Operations for the year ended July 31, 1998, Statement of Changes in Net Assets for each of the years in the two-year period ended July 31, 1998, Financial Highlights for each of the years in the five-year period ended July 31, 1998, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of the Fund which has been filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder, are hereby incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, on behalf of the Fund and the Portfolio.

A copy of such report will be provided, without charge, to each person receiving this Statement of Additional Information upon request by calling (800) 762-6814.

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a) Financial Statements:

         The following financial statements are included in Part A:

         Financial Highlights

         The following financial statements are incorporated by reference into Part B:

         For Domini Institutional Social Equity Fund


         Statement of Assets and Liabilities at July 31, 1998
         Statement of Operations for the year ended July 31, 1998
         Statements of Changes in Net Assets for the two years ended
         July 31, 1998, and 1997 and the period May 30, 1996 (commencement of operations) to July 31, 1996

         Financial Highlights for the years ended July 31 1998 and 1997, and for the period May 30, 1996 (commencement of operations) to July 31, 1996
         Notes to Financial Statements at July 31, 1998



         For Domini Social Index Portfolio:


         Portfolio of Investments at July 31, 1998
         Statement of Assets and Liabilities at July 31, 1998
         Statement of Operations for the year ended July 31, 1998
         Statement of Changes in Net Assets for each of the years in the two-year period ended July 31, 1998
         Financial Highlights for each of the years in the five year period ended July 31, 1998
         Notes to Financial Statements at July 31, 1998


         (b) Exhibits:

1(a). Declaration of Trust.(1)

1(b). Certificate and Amendment No. 1 to Declaration of Trust of the
      Registrant. (4)

2.    By-Laws of the Registrant, as amended June 13, 1997. (3)

6(a). Form of Distribution Agreement between the Registrant and Signature
      Broker-Dealer Services, Inc. ("SBDS") as principal underwriter.(2)

8.    Custody Agreement between the Registrant and Investors Bank &
      Trust Company.(1)

9(a). Transfer Agency Agreement between the Registrant and Fundamental
      Shareholder Services, Inc.(1)

9(b). Sponsorship Agreement between Registrant and DSIL, as Sponsor. (4)

10.   Opinion of Counsel.(2)


11. Consents of KPMG Peat Marwick LLP, independent auditors for the Registrant and Domini Social Index Portfolio.(5)


16.   Schedule for Computation of Performance Information.(2)


19.   Powers of Attorney.(5)

27.   Financial Data Schedule.(5)


(1)Incorporated herein by reference from the Registrant's registration statement on Form N-1A (the "Registration Statement") (File no. 811-07599) as filed with the U.S. Securities and Exchange Commission (the "SEC") on April 18, 1996.

(2)Incorporated herein by reference from the Registration Statement on Form N-1A (File no. 811-07599) as filed with the SEC on October 18, 1996.

(3)Incorporated herein by reference from the Registration Statement on Form N-1A as filed with the SEC on September 29, 1997.


(4)Incorporated herein by reference from the Registration Statement on Form N-1A as filed with the SEC on November 26, 1997.

(5)Filed herewith

Item 25.  Persons Controlled by or under Common Control with Registrant.

          Not applicable.


Item 26.  Number of Holders of Securities.

         (1)                                         (2)
         Title of Class                              Number of Record Holders
         (par value $0.01 per share)                 (as of October 31, 1998)

         Domini Institutional Social Equity Fund     33


Item 27.  Indemnification.

         Reference is hereby made to Article V of the Registrant's Declaration of Trust, filed as an exhibit to the Registration Statement.


         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers or controlling persons of the Registrant and the principal underwriter by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, trustees, officers or controlling persons of the Registrant and principal underwriter in connection with the successful defense of any act, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser.

         Not Applicable.

Item 29.  Principal Underwriters.


     (a) SBDS is the distributor for the Registrant. SBDS and its affiliates serve as the distributor for other registered investment companies.

     (b) The information required by this Item 29 with respect to each director or officer of SBDS is incorporated herein by reference from Schedule A of Form BD (File No. 8-41134) as filed by SBDS pursuant to the Securities Exchange Act of 1934.

     (c) Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

Name                                                    Address

Domini Social Investments LLC                          11 W. 25th Street
 (administrator)                                       New York, New York 10010


FSSI                                                   11 W. 25th Street
(transfer agent)                                       New York, New York 10010

Signature Broker-Dealer Services, Inc.                 21 Milk Street
(distributor)                                          Boston, MA  02109

Investors Bank & Trust Company                         200 Clarendon Street
(custodian)                                            Boston, MA 02116

Item 31.  Management Services.

         Not applicable.

Item 32.  Undertakings.

         (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                      SIGNATURES


    Domini Social Index Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 33-29180) of Domini Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 24th day of November, 1998.


                                       DOMINI SOCIAL INDEX PORTFOLIO

                                       By: /s/ Amy L. Domini
                                           ------------------------------------
                                               Amy L. Domini
                                               President of Domini Social Index
                                               Portfolio


    This Post-Effective Amendment to the Registration Statement on Form N-1A of Domini Institutional Trust has been signed below by the following persons in the capacities indicated below on November 24, 1998.

            Signature                                 Title
            ---------                                 -----

/s/ Amy L. Domini
-----------------------------------
Amy L. Domini                          President (Principal Executive Officer)
                                       and Trustee of Domini Social Index
                                       Portfolio

/s/ Carole M. Laible
-----------------------------------
Carole M. Laible                       Treasurer (Principal Accounting and
                                       Financial Officer) of Domini Social
                                       Index Portfolio

Allen M. Mayes*
-----------------------------------
Allen M. Mayes                         Trustee of Domini Social Index Portfolio

William C. Osborn*
-----------------------------------
William C. Osborn                      Trustee of Domini Social Index Portfolio

Karen Paul*
-----------------------------------
Karen Paul                             Trustee of Domini Social Index Portfolio

Timothy H. Smith*
-----------------------------------
Timothy H. Smith                       Trustee of Domini Social Index Portfolio

Frederick C. Williamson, Sr.*
-----------------------------------
Frederick C. Williamson, Sr.           Trustee of Domini Social Index Portfolio


*By: /s/ Amy L. Domini
    -------------------------------
     Amy L. Domini
      Executed by Amy L. Domini on
      behalf of those indicated
      pursuant to Powers of Attorney.

                                      SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 24th day of November, 1998.

                                       DOMINI INSTITUTIONAL TRUST

                                       By: /s/ Amy L. Domini
                                          -------------------------------------
                                               Amy L. Domini
                                               President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 24, 1998.


            Signature                                 Title
            ---------                                 -----

/s/ Amy L. Domini
-----------------------------------
Amy L. Domini                          President (Principal Executive Officer)
                                       and Trustee of Domini Institutional Trust


/s/ Carole M. Laible
-----------------------------------
Carole M. Laible                       Treasurer (Principal Accounting and
                                       Financial Officer) of Domini
                                       Institutional Trust

Allen M. Mayes*
-----------------------------------
Allen M. Mayes                         Trustee of Domini Institutional Trust


William C. Osborn*
-----------------------------------
William C. Osborn                      Trustee of Domini Institutional Trust


Karen Paul*
-----------------------------------
Karen Paul                             Trustee of Domini Institutional Trust


Timothy H. Smith*
-----------------------------------
Timothy H. Smith                       Trustee of Domini Institutional Trust


Frederick C. Williamson, Sr.*
-----------------------------------
Frederick C. Williamson, Sr.           Trustee of Domini Institutional Trust



*By: /s/ Amy L. Domini
    -------------------------------
     Amy L. Domini
      Executed by Amy L. Domini on
      behalf of those indicated
      pursuant to Powers of Attorney.

INDEX TO EXHIBITS


Exhibit No.         Description of Exhibit
-----------         ----------------------

EX-99.B11(b)       Consent of KPMG Peat Marwick LLP, independent auditors for the Registrant and Domini Social Index Portfolio.

EX-99.B19           Powers of Attorney

EX-99.B27           Financial Data Schedule